Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities
Acrrued Liabilities
	December 31,
	2015	2016
Interest on long-term debt	$1,627	$2,193
Vessels’ operating and voyage expenses	1,784	1,568
Commissions	76	139
Interest on derivatives and other finance expenses	398	162
General and administrative expenses	99	91
Total	$3,984	$4,153